Price Risk Management Assets And Liabilities (Interest Rate Swaps Outstanding) (Details) (Interest Rate Derivatives [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
March 2017 | Parent Company [Member]
Notional Amount	$ 0		$ 500
Type	Pay a fixed rate of 1.25% and receive a floating rate	[1]
July 2013 [Member] | ETP [Member]
Notional Amount	0	[2]	400	[2]
Type	Forward starting to pay a fixed rate of 4.03% and receive a floating rate	[1],[2]
July 2018 [Member] | ETP [Member]
Notional Amount	600		600
Type	Pay a floating rate plus a spread of 4.17% and receive a fixed rate of 6.70%	[1]
June 2021 [Member] | ETP [Member]
Notional Amount	400		0
Type	Pay a floating rate plus a spread of 2.17% and receive a fixed rate of 4.65%	[1]
February 2023 [Member] | ETP [Member]
Notional Amount	400		0
Type	Pay a floating rate plus a spread of 1.32% and receive a fixed rate of 3.60%	[1]
July 2014 [Member] | ETP [Member]
Notional Amount	400	[2]	400	[2]
Type	Forward starting to pay a fixed rate of 4.25% and receive a floating rate	[1],[2]
November 2016 [Member] | Southern Union [Member]
Notional Amount	0	[3]	75	[3]
Type	Pay a fixed rate of 2.97% and receive a floating rate	[1],[3]
November 2021 [Member] | Southern Union [Member]
Notional Amount	$ 275	[3]	$ 450	[3]
Type	Pay a fixed rate of 3.801% and receive a floating rate	[1],[3]

[1]	(1) Floating rates are based on 3-month LIBOR.
[2]	(2) Represents the effective date. These forward starting swaps have a term of 10 years with a mandatory terminate date the same as the effective date.
[3]	(3) In connection with the Panhandle Merger, Southern Union’s interest rate swaps outstanding were assumed by Panhandle.